Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Summary of stock options valuation assumptions
The assumptions used to estimate the fair values of the share options, restricted shares and restricted share units granted are as follows:

	For the years ended December 31,
	2021	2022	2023
Risk-free interest rate	0.97%-2.07%	1.52%-3.94%	3.48%-4.61%
Dividend yield	0%	0%	0%
Expected volatility range	47.67%-72.98%	48.20%-56.00%	47.90%-50.69%
Exercise multiple	N/A	2.8	N/A
Contractual life	10 years	10 years	10 years
Fair market value per ordinary share as at valuation dates	US$9.53 - US$30.50	US$0.013- US$ 9.29	US$0.93- US$ 3.11

Summary of share options activity
The following table summarizes the share option activities for the year ended December 31, 2023:

	Number of options	Weighted- average exercise price	Weighted- average grant date fair value	Weighted average remaining contractual term	Aggregate intrinsic value
		US$ per option	US$ per option	Years	US$
Outstanding, January 1, 2023	20,060,112	2.0527	8.43	8.93	19,280

Granted	3,824,912	0.0002	3.07
Exercised	(235,905)	0.0002	7.50
Forfeited	(2,643,578)	1.6232	5.37

Outstanding, December 31, 2023	21,005,541	1.7560	7.84	5.61	10,441

Vested and expected to vest at December 31, 2023	21,005,541	1.7560	7.84	5.61	10,441

Exercisable at December 31, 2023	894,333	4.1228	7.73	5.61	722

Summary of restricted shares activities
The following table summarizes the restricted share activities during the year ended December 31, 2023:

	Number of shares	Weighted average grant date fair value
		US$ per share
Outstanding as of December 31, 2022	251,008	8.71

Vested	(251,008)	8.71

Outstanding as of December 31, 2023	—	—

Summary of share-based compensation expenses
Total share-based compensation expenses recognized for the years ended December 31, 2021, 2022 and 2023 were as follows:

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Cost of revenues	1,504	1,783	2,313	326
Research and development expenses	29,637	52,873	53,474	7,532
Selling and marketing expenses	9,612	8,525	9,658	1,360
General and administrative expenses	241,680	263,603	195,274	27,504

	282,433	326,784	260,719	36,722

Restricted Stock Units (RSUs) [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Summary of share options activity	The following table summarizes the restricted shares unit activities for the year ended December 31, 2023:

	Number of shares	Weighted- average grant date fair value	Weighted average remaining contractual term	Aggregate intrinsic value
		US$ per unit	Years	US$
Outstanding, December 31, 2022	46,710	2.37	9.48	106

Granted	8,612	2.58
Exercised	(23,992)	2.36

Outstanding, December 31, 2023	31,330	2.43

Vested and expected to vest at December 31, 2023	33,879	2.40	8.72	33